LEASE LIABILITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Lease Liabilities
LEASE LIABILITIES

NOTE 16 – LEASE LIABILITIES

The Company reported the following operating lease liabilities as of June 30, 2021:

A.	Right-of-Use Operating Lease – On May 22, 2019, Gold Leaf entered into a lease agreement for 30,000 square feet of office and warehouse space in Greer County, South Carolina. The agreement includes monthly payments of $13,429, and included a $6,500 deposit. For the three and six months June 30, 2021, the Company recognized right-of-use operating lease expense of $40,287 and $67,145, respectively, which is included in in selling, general and administrative expenses in the accompanying Consolidated Statements of Loss.

B.	On March 17, 2020, Kona entered into a lease agreement for equipment. The agreement includes monthly payments of $676. For the three and six months June 30, 2021, the Company recognized right-of-use operating lease expense of $1,866 and $3,726, respectively, which is included in in selling, general and administrative expenses in the accompanying Consolidated Statements of Loss.

Amounts recognized as right-of-use assets, net related to operating leases are included in noncurrent assets in the accompanying Consolidated Balance Sheet, while related lease liabilities are included in current portion of long-term debt and long-term debt. At June 30, 2021 and December 31, 2020, the right-of-use asset and lease liability related to the operating leases were as follows:

	June 30, 2021	December 31, 2020
Right-of-use asset	$1,072,094	$1,072,094
Amortization of right-of-use asset	(233,362)	(159,101)
Right-of-use asset, net	$838,732	$912,993

Operating lease liability
Current portion of long-term lease	$75,144	$149,407
Long-term lease	763,588	763,586
Total operating lease liability	$838,732	$912,993

The future payments due under operating leases is as follows:

Fiscal year ending:
December 31, 2021 (6 months remaining)	75,144
December 31, 2022	154,416
December 31, 2023	160,631
December 31, 2024	167,587
December 31, 2025	167,537
2026 and thereafter	113,417
Operating Leases, Future Minimum Payments Due	$838,732

NOTE 15 – LEASE LIABILITIES

The Company reported the following operating lease liabilities as of September 30, 2020:

A.	Right-of-Use Operating Lease – On May 22, 2019, Gold Leaf entered into a lease agreement for 30,000 square feet of office and warehouse space in Greer County, South Carolina. The agreement includes monthly payments of $13,429, and included a $6,500 deposit. For the year ended December 31, 2020, the Company recognized right-of-use operating lease expense of $148,895, which is included in in selling, general and administrative expenses in the accompanying Consolidated Statements of Loss.

B.	On March 17, 2020, Kona entered into a lease agreement for equipment. The agreement includes monthly payments of $676. For the year ended December 31, 2020, the Company recognized right-of-use operating lease expense of $5,522, which is included in in selling, general and administrative expenses in the accompanying Consolidated Statements of Loss.

Amounts recognized as right-of-use assets, net related to operating leases are included in noncurrent assets in the accompanying Consolidated Balance Sheet, while related lease liabilities are included in current portion of long-term debt and long-term debt. At December 31, 2020 and 2019, the right-of-use asset and lease liability related to the operating leases were as follows:

	December 31, 2020	December 31, 2019
Right-of-use asset	$1,072,094	$378,013
Amortization of right-of-use asset	(159,101)	(39,709)
Right-of-use asset, net	$912,993	$338,304

Operating lease liability
Current portion of long-term lease	$149,407	$71,032
Long-term lease	763,586	286,139
Total operating lease liability	$912,993	$357,171

The future payments due under operating leases is as follows:

Fiscal year ending:
December 31, 2021	149,407
December 31, 2022	154,416
December 31, 2023	160,631
December 31, 2024	167,587
December 31, 2025	167,537
2026 and thereafter	113,415
Operating Leases, Future Minimum Payments Due	$912,993